Significant Related Party Transactions - Schedule of Balance with Related Parties (Common Shareholders) (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Non-trade receivables
Total amount due to related parties	$ 311,317	$ 456,084
Total amount due from related parties	65,967,532	62,833,133
V Gallant (Singapore) Pte Ltd [Member]
Non-trade receivables
Total amount due from related parties	206,643
Non-trade receivables [Member] | VHKL Private Capital Limited (known as VCI Global Brands Limited) [Member]
Non-trade receivables
Total amount due from related parties	65,829,909	62,833,133
Non-trade receivables [Member] | V Capital Consulting Group Limited [Member]
Non-trade receivables
Total amount due from related parties	102,743
Non-trade receivables [Member] | V Capital Real Estate Limited [Member]
Non-trade receivables
Total amount due from related parties	6,683
Non-trade receivables [Member] | V Gallant (Singapore) Pte Ltd [Member]
Non-trade receivables
Total amount due from related parties	16,199
Non-trade receivables [Member] | VCI Energy Limited [Member]
Non-trade receivables
Total amount due from related parties	11,998
Non-trade payables [Member] | Hoo Voon Him [Member]
Non-trade receivables
Total amount due to related parties	67,270	392,983
Non-trade payables [Member] | V Capital Sdn Bhd [Member]
Non-trade receivables
Total amount due to related parties	490
Non-trade payables [Member] | Elmu Higher Education Sdn Bhd [Member]
Non-trade receivables
Total amount due to related parties	62,716	63,101
Non-trade payables [Member] | Credilab Sdn Bhd [Member]
Non-trade receivables
Total amount due to related parties	2,080
Non-trade payables [Member] | V Capital Consulting Limited [Member]
Non-trade receivables
Total amount due to related parties	176,671
Non-trade payables [Member] | VH Motion Sdn Bhd (f.k.a Helix Robotics Sdn Bhd) [Member]
Non-trade receivables
Total amount due to related parties	$ 2,090